CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 96,941,000	$ 91,135,000
Marketable securities	949,000	1,554,000
Receivables	2,351,000	3,225,000
Other	698,000	1,588,000
Current assets	100,939,000	97,502,000
Deposits	5,083,000	2,102,000
Exploration and evaluation interests	18,662,000	62,414,000
Mineral property, plant and equipment	144,220,000	32,969,000
Other	5,487,000
Total assets	274,391,000	194,987,000
Current
Accounts payable and accrued liabilities	57,285,000	20,588,000
Current portion of lease liabilities	6,303,000	1,061,000
Flow-through share premium liability	5,708,000	3,137,000
Other	721,000	449,000
Current liabilities	70,017,000	25,235,000
Convertible debenture		22,775,000
Lease liabilities	7,230,000	8,546,000
Derivative liability	63,886,000
Provision for closure and reclamation	38,499,000	13,654,000
Other	4,146,000	242,000
Total liabilities	183,778,000	70,452,000
SHAREHOLDERS' EQUITY
Capital stock	670,126,000	552,397,000
Commitment to issue shares	250,000	750,000
Reserves	47,346,000	48,299,000
Deficit	(627,109,000)	(476,911,000)
Total shareholders' equity	90,613,000	124,535,000
Total liabilities and shareholders' equity	$ 274,391,000	$ 194,987,000